Pursuant to Rule 497(e)
                                                       Registration No. 33-36317
================================================================================
  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
                                                       600 Fifth Avenue
                                                       New York, NY  10020
                                                      (212) 830-5345
                                                      (800) 433-1918 (Toll Free)
================================================================================

                          SUPPLEMENT DATED MAY 28, 2004
                      TO THE PROSPECTUS DATED MAY 28, 2004


Until July 29, 2004, on pages 9, 10, 11, 12 and 14 under the headings "Pricing of Fund Shares," "Purchase of Fund Shares," "Investments Through Participating Organizations - Purchase of Class A Shares," "Initial Direct Purchase of Class B Shares - Bank Wire," "Redemption of Shares" and "Redemption of Shares - Telephone" the references to "4:00 p.m." are replaced with "12 noon."

Effective July 30, 2004, the time at which the New Jersey Daily Municipal Income Fund, Inc. calculates its net asset value will change from 12 noon, Eastern time to 4:00 p.m., Eastern time.



================================================================================
NJ 05/04 SUP

                                                         Pursuant to Rule 497(e)
                                                       Registration No. 33-36317
================================================================================
                                 JPMorgan Funds

                CONNECTICUT DAILY TAX FREE INCOME FUND, INC. AND
                  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.

                           J.P. Morgan Select Class of Shares
             Distributed through J.P. Morgan Fund Distributors, Inc.


================================================================================

                          SUPPLEMENT DATED MAY 28, 2004
                      TO THE PROSPECTUS DATED MAY 28, 2004

Until July 29, 2004, on pages 17, 18, 19, 20, 21 and 23 under the headings "Pricing of Fund Shares," "Purchase of Fund Shares," "Investments Through Participating Organizations - Purchase of J.P. Morgan Select Shares," "Initial Purchase of J.P. Morgan Select Class Shares - Bank Wire," "Redemption of Shares" and "Redemption of Shares - Telephone" the references to "4:00 p.m." are replaced with "12 noon."

Effective July 30, 2004, the time at which the Connecticut Daily Tax Free Income Fund, Inc. and the New Jersey Daily Municipal Income Fund, Inc. calculate their net asset values will change from 12 noon, Eastern time to 4:00 p.m., Eastern time.





JPMorgan Funds
Fulfillment Center
600 North Bedford Street
E. Bridgewater, MA  02333


================================================================================
JP 05/04 SUP

                                                         Pursuant to Rule 497(e)
                                                       Registration No. 33-36317
================================================================================
  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
                                                       600 Fifth Avenue
                                                       New York, NY  10020
                                                      (212) 830-5345
                                                      (800) 433-1918 (Toll Free)
================================================================================


                          SUPPLEMENT DATED MAY 28, 2004
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 28, 2004


Until July 29, 2004, on page 25, under the heading "Net Asset Value," the reference to "4:00 p.m." is replaced with "12 noon." Effective July 30, 2004, the time at which the New Jersey Daily Municipal Income Fund, Inc. calculates its net asset value will change from 12 noon, Eastern time to 4:00 p.m., Eastern time.






================================================================================
NJ 05/04 SAI SUP